Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

6.         Related Party Transactions

The Managers (see Note 1) provided technical and commercial vessel management for a fixed daily fee per vessel of Euro 685 for 2019, 2020 and 2021. Vessel management fees paid to the Managers amounted to $1,964,536, $2,018,800 and $2,350,747 in 2019, 2020 and 2021, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations. An additional fixed management fee is paid to Eurobulk for the provision of management executive services. After the Spin-off, the annual compensation for such services was set at $1,250,000. The amount of executive compensation was $1,250,000 for each of the years ended December 31, 2019 and 2020. For the year ended December 31, 2021, the Company paid an additional special bonus of $0.46 million to the Manager’s employees, affiliated subcontractors and consultants for a total amount of executive management services of $1.71 million. These amounts are recorded in “General and administrative expenses” in the consolidated statements of operations.

The Euroseas’ Master Management Agreement (“MMA”) with the Managers provides for an annual adjustment of the daily vessel management fee due to inflation to take effect on January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA, as periodically amended and restated, will automatically be extended after the initial five-year period for an additional five-year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the MMA, each ship-owning company has signed – and each future ship owning company when a vessel is acquired will sign – with either of the Managers, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was amended and restated on January 1, 2012 to provide for a 5% discount on the daily fixed vessel management fee for the period during which the number of the Euroseas-owned vessels (including vessels in which Euroseas is a part owner) managed by the Managers is greater than 20 (“volume discount”). The daily fixed vessel management fee was set at Euro 685 per day per vessel in operation and Euro 342.5 per day per vessel in lay-up after the 5% discount.

EuroDry signed new MMAs with the Managers which took effect after the completion of the Spin-off for an additional five-year term until May 30, 2023 with the 5% volume discount permanently incorporated in the daily vessel management fee. EuroDry’s MMAs are substantially on the same terms as the MMA between Euroseas and Eurobulk relating to the vessels that were previously owned by Euroseas. The daily fixed vessel management fee remained unchanged for the years ended December 31, 2019, 2020 and 2021 and will be adjusted annually for inflation in the Eurozone. From January 1, 2022, the vessel fixed management fee was adjusted for inflation at Euro 720 per day per vessel in operation and Euro 360 per day per vessel in lay-up.

The vessels M/V “Xenia”, M/V “Alexandros P.”, M/V “Tasos” and M/V “Ekaterini” are managed by Eurobulk FE, which provides technical, commercial and accounting services for the same daily vessel management fee as noted above. The remaining fleet of the Company (M/V “Pantelis, M/V “Eirini P.”, M/V “Good Heart”, M/V “Blessed Luck” and M/V “Starlight”) is managed by Eurobulk.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the ship-owning companies by the Managers during the normal course of operations for which a right of off-set exists. As of December 31, 2020 and 2021, the amount due to related companies was $2,984,759 and $244,587, respectively. Based on the MMA, an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of the quarter to the respective Manager.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart’s services. The Company withheld, on behalf of Eurochart, nil commissions in 2019 and 2020, as there were no vessel acquisitions. During 2021, the Company paid to Eurochart commissions of $365,000 for the acquisitions of M/V “Blessed Luck” and M/V “Good Heart”, which were agreed to be paid by the buyers, as per the relevant memoranda of agreement entered into with the sellers. Commissions to Eurochart for chartering services totaled $359,868, $294,933 and $856,334 in 2019, 2020 and 2021, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $65,924 and $82,405 in 2019, $40,962 and $81,947 in 2020, and $43,478 and $86,906 in 2021, respectively.  These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.

On  May 10, 2021, the Company reached an agreement with a related party, Ergina Shipping Ltd. (“Ergina”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a loan of $6,000,000, which was used by the Company to partly finance the acquisition of M/V “Blessed Luck”. The loan was set to mature on  May 31, 2022. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. Within 2021 the Company paid $79,533 for interest. On  June 4, 2021, Ergina exercised its right to convert part of the outstanding balance of the loan, amounting to $3,300,000, into the Company’s common shares as per the terms of the loan agreement. As a result, on  June 4, 2021, the Company issued 180,308 shares to Ergina. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $18.30 per share. The Company incurred a loss on the extinguishment of the above debt of $1,647,654, deriving from the difference between the conversion price and the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of approximately $27.44 per share. This amount is recorded under “Loss on debt extinguishment” in the consolidated statement of operations for the year ended December 31, 2021. The remaining amount of $2,700,000 was repaid earlier than scheduled on September 29, 2021.